[Background Graphic Omitted]

THE JAPAN FUND, INC.


ANNUAL REPORT
December 31, 2002




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                                 Class S Shares
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                           [Japan Funds Logo Omitted]

[Background Graphic Omitted]


Contents

1    Letter from the Chairman and President
2    Performance Summary
4    Management Discussion and Analysis of Fund Performance
9    Portfolio Summary
10   Top Ten Holdings
11   Schedule of Investments
19   Statement of Assets and Liabilities
20   Statement of Operations
21   Statements of Changes in Net Assets
22   Financial Highlights
23   Notes to Financial Statements
33   Report of Independent Accountants
34   Shareholder Voting Results
36   Directors and Officers

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity Management & Research Company ("FMR"), the Fund's advisor, or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and FMR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund managed by FMR are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Fund is not a bank.

Letter from the Chairman and President
--------------------------------------------------------------------------------


[PHOTO OMITTED]
William L. Givens


[PHOTO OMITTED]
John F. McNamara

Dear Shareholder,

The past year was one of significant change for The Japan Fund. In October, we terminated our relationship with Zurich Scudder Investments, who had acted as investment manager and distributor of the Fund since 1985. Fidelity Management & Research, in Tokyo, was hired as portfolio manager, and SEI Investments, in Oaks, Pennsylvania, as the administrator and distributor of the Fund. In addition, we created the office of the President to oversee and coordinate the functions that impact your Fund. The Board of Directors believes that the shareholder interests will be significantly enhanced with these new arrangements.

These changes were made in the continuing uncertain environment that has impacted the Japanese economy and stock market for the past several years. In 2002 nearly every major market around the world fell, and Japan was no exception. The Japan Fund and the Fund's benchmark, the Topix, declined 8.45% and 8.20%, respectively, for the one year period ended December 31, 2002.

We have a great deal of confidence in your new management team and remain optimistic about the long-term prospects for the Japanese market. As you will see from the following discussion, management's focus is on individual companies and your portfolio manager believes that he can continue to find companies that can prosper, even in this environment. While the Japanese stock market will be impacted by the uncertain global situation, the problems seem to be reflected in the current level of the market. It is a statistically cheap market and most forecasters expect a substantial rebound in corporate profits in 2003.

We thank you for your continued loyalty and for your investment in The Japan Fund, Inc.


Sincerely,

/s/William L. Givens                /s/John F. McNamara

William L. Givens                   John F. McNamara, CFA
Chairman                            President
The Japan Fund, Inc.                The Japan Fund, Inc.






                                                        THE JAPAN FUND, INC. | 1

Performance Summary                                            DECEMBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                                     1 YEAR      3 YEAR      5 YEAR    10 YEAR
--------------------------------------------------------------------------------
The Japan Fund, Inc. -- Class S      -8.45%     -23.83%       3.85%      1.32%
--------------------------------------------------------------------------------
TOPIX+                               -8.20%     -24.09%      -3.72%     -3.17%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

                                                                       CLASS S
--------------------------------------------------------------------------------
12/31/02                                                                $6.07
--------------------------------------------------------------------------------
12/31/01                                                                $6.63



--------------------------------------------------------------------------------
CLASS S LIPPER RANKINGS -- JAPANESE EQUITY FUNDS CATEGORY
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                          FUNDS     PERCENTILE
PERIOD                                   RANK            TRACKED      RANKING
--------------------------------------------------------------------------------
1-Year                                     4        of     51            8
--------------------------------------------------------------------------------
3-Year                                    15        of     42           35
--------------------------------------------------------------------------------
5-Year                                     3        of     23           13
--------------------------------------------------------------------------------
10-Year                                    2        of      4           40
--------------------------------------------------------------------------------

RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.
Source: Lipper, Inc.

*Prior to October 7, 2002, the Fund was advised by a different investment adviser and operated under certain different investment strategies. Accordingly, the Fund's historical performance may not represent its current investment strategies.




2 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GROWTH OF AN ASSUMED $10,000 INVESTMENT
--------------------------------------------------------------------------------
[LINE GRAPH OMITTED]
PLOT POINTS are as follows:

                  The Japan Fund, Inc. -
                        Class S              TOPIX+
12/31/92                $10,000             $10,000
12/93                    12,364              12,407
12/94                    13,604              15,132
12/95                    10,370              14,773
12/96                    11,019              12,377
12/97                     9,433               8,882
12/98                    11,728               9,385
12/99                    25,789              16,799
12/00                    18,753              11,273
12/01                    12,447               8,004
12/02                    11,395               7,348


--------------------------------------------------------------------------------
COMPARATIVE RESULTS
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.                 1-YEAR     3-YEAR      5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Class S     Average annual
            total return              -8.45%    -23.83%       3.85%      1.32%
--------------------------------------------------------------------------------
TOPIX+      Average annual
            total return              -8.20%    -24.09%      -3.72%     -3.17%
--------------------------------------------------------------------------------
THE GROWTH OF $10,000 IS CUMULATIVE.

+ THE TOKYO STOCK EXCHANGE STOCK PRICE INDEX (TOPIX) IS AN UNMANAGED
  CAPITALIZATION-WEIGHTED MEASURE (ADJUSTED IN U.S. DOLLARS) OF ALL SHARES LISTED ON THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. INDEX RETURNS ASSUME DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX AND, UNLIKE FUND RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY INTO AN INDEX.

SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEES.

ALL PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS, AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENTS RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENTS IN FUNDS INVOLVE RISK. SOME FUNDS HAVE MORE RISK THAN OTHERS. THESE INCLUDE FUNDS THAT ALLOW EXPOSURE TO OR OTHERWISE CONCENTRATE INVESTMENTS IN CERTAIN SECTORS, GEOGRAPHIC REGIONS, SECURITY TYPES, MARKET CAPITALIZATION OR FOREIGN SECURITIES (E.G., POLITICAL OR ECONOMIC INSTABILITY, WHICH CAN BE ACCENTUATED IN EMERGING MARKET COUNTRIES). PLEASE READ THIS FUND'S PROSPECTUS FOR SPECIFIC DETAILS REGARDING ITS INVESTMENTS AND RISK PROFILE.

PLEASE CALL (800) 535-2726 FOR THE FUND'S MOST UP-TO-DATE PERFORMANCE.



                                                        THE JAPAN FUND, INC. | 3

Management's Discussion and Analysis of Fund Performance
--------------------------------------------------------------------------------


MARKET/ECONOMY REVIEW -- 2002

During the first half of 2002, the Japanese stock market performed relatively well amid expectations of an export-driven economic recovery, as the global economy made a strong come back from the terrorist attacks of the previous year. In the latter half, however, the sharp decline of U.S. equities, precipitated by concerns about the state of the world economy, negative earnings revisions by U.S. companies and fraudulent accounting practices, exerted negative pressure upon the Japanese market. During the closing stages of the period, the anti-deflation measures announced by the government failed to meet investors' expectations, while the appointment of Heizo Takenaka as minister for financial services intensified banking system concerns. Investors' mistrust of government policy reached a peak in November/December and the major equity indices fell to post-bubble lows.

Looking at industry trends in 2002, it is evident that, amidst growing uncertainty towards the outlook for the global economy during the latter half of the year, domestic demand-related and defensive sectors were the best performers. Meanwhile, the more technology-oriented industries, such as electrical machinery and communications, fared relatively poorly. The top performing sectors over the year were rubber products (+6.2%), precision instruments (+2.1%) and marine transport (-0.2%). The worst performers were miscellaneous finance (-37.8%), services (-34.7%) and other products (-32.5%).

At the beginning of 2002, the Japanese stock market initially floundered on fears of fresh credit risks, disappointing corporate earnings and concerns that Prime Minister Koizumi was backing away from his structural reform commitment. As the opening months progressed, however, hopes of an export-led cyclical recovery, coupled with stricter rules on short selling and the government's annual endeavors to support the stock market ahead of the fiscal year end, enabled stocks to surge forward.

During the calendar second quarter, high liquidity levels and an improving supply/demand balance initially underpinned share prices. As the period progressed, positive economic data and upbeat corporate results lent further support, while attracting high levels of foreign buying. At this time, we saw a broadening of the market, as investors increasingly focused on domestic cyclicals such as brokers, real estate, construction and banks. In June, however, Japanese

4 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


stock prices erased the gains of the previous two months, as investors became unsettled by U.S. equity market weakness (concerns about corporate earnings and accounting practices), the Japanese government's disappointing anti-deflation and tax reform package and the appreciation of the yen to a seven-month high against the dollar. Net selling by domestic institutions and a decrease in net buying by overseas investors compounded the negative momentum.

Over the following three months, a number of factors affected the market. Corporate scandals at both U.S. and Japanese companies and poor earnings prospects at technology-related firms hurt investor sentiment. The appreciation of the yen also fueled worries about the Japanese recovery, given the economy's dependence on overseas demand. As the quarter progressed, investors became increasingly uneasy about the health of the U.S. economy. Moreover, moves by Japanese companies to unload their cross holdings by selling shares into the market prior to the close of the fiscal first half created more supply than demand. However, towards the end of the quarter news of a fresh government support package for the economy and stock market gave shares a boost. The lift was enhanced by the Bank of Japan's (BoJ) announcement that it would purchase equities directly from financial institutions in a bid to shelter them from the impact of falling share prices. Finally, Prime Minister ("PM") Koizumi replaced Hakuo Yanagisawa as minister for financial services with Heizo Takenaka as part of a cabinet reshuffle. Investors welcomed the change, as Takenaka was expected to accelerate the disposal of bad debts within the banking sector.

During the closing months of 2002, Japanese equities tested new post-bubble lows and significantly underperformed their global peers. The Japanese stock market initially showed a distinct lack of direction, as confusion over government policy deterred investors. Banking stocks declined because of concerns that a faster-paced disposal of non-performing loans would severely damage their capital adequacy ratios. Later on, however, both the Nikkei 225 Index and the broader Topix recovered in line with an upturn in U.S. markets. Investors also took comfort from the government's announcement of its timetable for bad loan disposals and its industrial revitalization strategy. Finally, in December, Japanese equities reversed the gains of the previous month and hit fresh 18-year lows. Investors became net sellers as concerns about the outlook for the U.S. economy and the appreciation of the yen intensified.


                                                        THE JAPAN FUND, INC. | 5

Management's Discussion and Analysis of Fund Performance
(continued)
--------------------------------------------------------------------------------

In May, the government, through its monthly economic assessment, reported that the economy had bottomed. GDP data for the first quarter showed a 1.4% quarter-on-quarter increase (+5.7% annualized), while both trade and output data underlined the strength of external demand in the production recovery. By the autumn, however, the picture had changed. Although the BoJ's third-quarter Tankan business survey showed an improvement in sentiment at both manufacturing and non-manufacturing firms, the degree of improvement had slowed sharply. This reflected a slowdown in overseas economies, concerns about the direction of corporate earnings and the weakness of global equity markets.

By December, the government had lowered its assessment of the domestic economy for the second consecutive month, industrial production had slid for the third month in a row in month-on-month terms and unemployment remained at a near-record high. Furthermore, the latest Tankan suggested that the export-driven recovery had failed to generate a rebound in domestic demand.

MARKET OUTLOOK -- POSSIBLE DETERMINANTS OF MARKET
DIRECTION IN 2003

o Looking forward, several key events are likely to affect the Japanese stock market in 2003. The Financial Services Agency will be conducting special bank inspections, which will have implications for the disposal of bad debts. A new governor of the BoJ is due to be appointed and this could have an impact on monetary policy. The government will announce its official regulatory reform plan. The release of fiscal 2002 earnings results will likely influence the direction of equities as well.

o The direction of the Japanese equity market is also likely to be affected by the performance of U.S. stocks, the extent of an anticipated downturn in the domestic economy and progress in restructuring at the micro level. The outlook for the global economy will also be a major consideration for investors.

o It is possible that investors will focus on the attractive valuations of Japanese equities. For example, the earnings yield (for Topix, on an estimated profit basis) has surpassed corporate bond yields for the first time in 30 years. Furthermore, the stock market has maintained an average dividend yield of 1.2% for the past three years and the earnings yield is close to 3%, even though interest rates on deposits are close to 0%.

6 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


o According to Toyo Keizai, Japanese companies (excluding financials) have forecast a 0.4% year-on-year increase in fiscal 2002 sales and a 71.1% year-on-year jump in recurring profits.

o Economists are pondering whether the export-driven economic recovery may already be over. Particularly as, in the absence of support from external demand, a number of structural factors (tightening credit conditions, corporate restructuring and deflation) could smother domestic demand. Consensus opinion suggests that fiscal and monetary policies are unlikely to provide sufficient stimulus to offset these impediments.

o In its annual economic forecast, the Japanese government predicted that domestic economic growth would slow by almost a third year-on-year during fiscal 2003. According to the report, continuing deflation and record high unemployment will reduce growth to 0.6% from a projected pace of 0.9% during the current fiscal year. However, private sector economists suggested that the actual figure would be lower, as cuts in public spending are likely to hamper growth.

o During the first quarter of calendar 2003, Prime Minister Koizumi will announce his nomination for Masaru Hayami's replacement as the new governor at the BoJ. Market participants are speculating that only the appointment of someone willing to consider non-orthodox policies will lead to a significant change in the impact of monetary policy.

INVESTMENT APPROACH & PORTFOLIO POSITIONING

The portfolio manager follows a bottom-up stock selection approach that emphasizes in-depth fundamental analysis of individual companies. He looks for companies with a strong competitive position within a growing business segment and places particular emphasis on pricing and purchasing power, as well as the ability to increase market share and profit margins. He also favors companies that display strong or improving free cash flow and those with a competent management team, focused on raising shareholder returns. Finally, the portfolio manager searches for companies whose valuations appear reasonable as measured against sustainable earnings growth and asset quality.

As of December 31, 2002, the portfolio, as a result of the portfolio manager's bottom-up stock selection process, had large relative positions in the electrical machinery, retail sales, machinery and precision instruments sectors. It had low
                                                        THE JAPAN FUND, INC. | 7

Management's Discussion and Analysis of Fund Performance (concluded)
--------------------------------------------------------------------------------

exposure relative to the benchmark in the transport equipment, electric power & gas, communications and land transport industries.

At the end of the year, companies such as Tokyo Electron, KDDI and Canon were among the Fund's top holdings. Tokyo Electron is Japan's leading manufacturer of equipment used to make semiconductors and liquid crystal displays, and second in the global market only to AMAT, with which it has little product overlap. The portfolio manager likes the company for its strong product line up with high market shares, and believes that the stock has the potential to perform well once manufacturers of semiconductors and liquid crystal displays inevitably increase investments in next-generation production capacity.

KDDI is Japan's second-largest cellular communications operator. The company reported a more that 300% year-on-year jump in profits for the six months ended September 2002. This was partly due to the success of the firm's high-speed wireless services and its ability to retain existing subscribers, while luring new customers. Successful cost cutting measures helped the company's fixed-line business return to profit during the fiscal first half. The portfolio manager likes KDDI's ability to roll out next-generation mobile networks in a capital-efficient and timely way, so as to maximize customer satisfaction, cost-competitiveness, and profitability.

Canon makes cameras, copiers and printers. The portfolio manager likes Canon's strong management and successful business model (razor and blade), that is gaining momentum as demand for consumables increases with greater use of color in both office and home markets. He feels the stock is attractively priced relative to its earnings growth outlook.

As of the end of December, the Fund has a bias towards cyclical growth stocks that the portfolio manager feels are attractively priced. With a lot of negative news regarding the short-term economic outlook priced into many such stocks, he sees opportunities to invest in superior earnings growth at depressed valuations.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.



8  |  THE JAPAN FUND, INC.

Portfolio Summary                                              DECEMBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ASSET ALLOCATION                                        12/31/02      12/31/01
--------------------------------------------------------------------------------
Equity Holdings                                              99%           99%
Cash Equivalents                                              1%            1%
--------------------------------------------------------------------------------
                                                            100%          100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (Excludes Cash Equivalents)      12/31/02      12/31/01
--------------------------------------------------------------------------------
Manufacturing                                                39%           30%
Financial                                                    15%           19%
Consumer Discretionary                                       11%            2%
Consumer Staples                                              8%            7%
Health                                                        6%            4%
Durables                                                      4%            6%
Media                                                         3%            --
Communications                                                3%            5%
Service Industries                                            3%           17%
Metal                                                         3%            --
Construction                                                  2%            3%
Transportation                                                2%            2%
Other                                                         1%            5%
--------------------------------------------------------------------------------
                                                            100%          100%
--------------------------------------------------------------------------------
ASSET ALLOCATION AND SECTOR DIVERSIFICATION ARE SUBJECT TO CHANGE.




                                                        THE JAPAN FUND, INC. | 9

Top Ten Holdings                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS AT DECEMBER 31, 2002 (26.0% of Portfolio)
--------------------------------------------------------------------------------
 1. TOKYO ELECTRON LTD.                                                   4.3%
    Manufacturer of industrial electronics products
--------------------------------------------------------------------------------
 2. KYOCERA CORP.                                                         3.1%
    Manufacturer of electronic equipment and components
--------------------------------------------------------------------------------
 3. KDDI CORP.                                                            3.1%
    Provider of long distance telephone services
--------------------------------------------------------------------------------
 4. CANON, INC.                                                           2.6%
    Producer of visual image and information equipment
--------------------------------------------------------------------------------
 5. KEYENCE CORP.                                                         2.4%
    Developer and manufacturer of instruments used
    for factory automation
--------------------------------------------------------------------------------
 6. MATSUSHITA ELECTRIC INDUSTRIAL CO. LTD.                               2.2%
    Manufacturer of electric and electronic products
--------------------------------------------------------------------------------
 7. TAKEDA CHEMICAL INDUSTRIES LTD.                                       2.2%
    Manufacturer of pharmaceuticals
--------------------------------------------------------------------------------
 8. TOYOTA MOTOR CORP.                                                    2.2%
    Manufacturer of diversified automotive products
--------------------------------------------------------------------------------
 9. NIKON CORP.                                                           2.0%
    Manufacturer of optical, photographic, and electronic equipment
--------------------------------------------------------------------------------
10. NITTO DENKO CORP.                                                     1.9%
    Manufacturer of chemical products
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

FOR MORE COMPLETE DETAILS ABOUT THE FUND'S INVESTMENT PORTFOLIO, SEE PAGE 11. A QUARTERLY FUND SUMMARY AND PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.




10  |  THE JAPAN FUND, INC.

Schedule of Investments                                  AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
COMMON STOCK 99.8%
--------------------------------------------------------------------------------
COMMUNICATIONS 3.4%
--------------------------------------------------------------------------------
TELEPHONE/COMMUNICATIONS
KDDI Corp.                                                2,392     7,755,116
NTT DoCoMo, Inc.                                            401       739,528
--------------------------------------------------------------------------------
                                                                    8,494,644
--------------------------------------------------------------------------------
CONSTRUCTION 2.3%
--------------------------------------------------------------------------------
BUILDING PRODUCTS
Mitsubishi Rayon Co. Ltd.                               856,000     1,953,482
Shimachu Co. Ltd.                                       190,500     3,850,105
--------------------------------------------------------------------------------
                                                                    5,803,587
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 11.1%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 4.6%
Aoyama Trading Co. Ltd.                                 115,500     1,624,295
Fast Retailing Co. Ltd.                                 105,500     3,713,600
Mitsukoshi Ltd.                                         361,000       750,880
Seven - Eleven Japan                                     41,000     1,249,853
Shimamura Co. Ltd.                                       25,800     1,642,509
Takashimaya Co. Ltd.                                    358,000     1,401,853
UNY Co. Ltd.                                            100,000       977,684
--------------------------------------------------------------------------------
                                                                   11,360,674
--------------------------------------------------------------------------------
HOME DECORATION PRODUCTS 0.4%
Toto Ltd.                                               288,000     1,064,690
--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       THE JAPAN FUND, INC. | 11

Schedule of Investments
(continued)                                              AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 3.4%
Enix Corp.                                               68,300     1,167,571
Konami Corp.                                             83,100     1,917,423
Nintendo Co. Ltd.                                        43,500     4,062,442
Sega Corp.*                                             142,200     1,401,044
--------------------------------------------------------------------------------
                                                                    8,548,480
--------------------------------------------------------------------------------
RESTAURANTS 0.7%
Skylark Co. Ltd.                                        126,400     1,675,399
--------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 2.0%
Ito-Yokado Co. Ltd.                                      77,000     2,269,474
Ryohin Keikaku Co. Ltd.                                 149,000     1,907,200
The Seiyu Ltd.*                                         307,000       897,086
--------------------------------------------------------------------------------
                                                                    5,073,760
--------------------------------------------------------------------------------
CONSUMER STAPLES 8.2%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 4.1%
Fuji Photo Film Co. Ltd.                                 49,000     1,596,884
Minolta Co. Ltd.*                                       308,000     1,333,154
Nikon Corp.*                                            678,000     5,092,851
Yamada Denki Co. Ltd.                                   106,200     2,240,261
--------------------------------------------------------------------------------
                                                                   10,263,150
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 1.4%
Kao Corp.                                                12,000       263,242
Uni-Charm Corp.                                          82,400     3,268,244
--------------------------------------------------------------------------------
                                                                    3,531,486
--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


12  |  THE JAPAN FUND, INC.

--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
FOOD & BEVERAGE 2.7%
Ajinomoto Co., Inc.                                     307,000     3,203,141
Nippon Meat Packers, Inc.                               207,000     2,065,642
Yakult Honsha Co. Ltd.                                  134,000     1,525,625
--------------------------------------------------------------------------------
                                                                    6,794,408
--------------------------------------------------------------------------------
DURABLES 3.7%
--------------------------------------------------------------------------------
AUTOMOBILES
Honda Motor Co. Ltd.                                     38,700     1,430,678
Nissan Motor Co. Ltd.                                   328,900     2,564,727
Toyota Motor Corp.                                      201,100     5,402,181
--------------------------------------------------------------------------------
                                                                    9,397,586
--------------------------------------------------------------------------------
FINANCIAL 15.0%
--------------------------------------------------------------------------------
BANKS 5.0%
Mitsubishi Tokyo Financial Group, Inc.                      786     4,269,221
Sumitomo Mitsui Financial Group, Inc.*                    1,404     4,387,642
The Bank of Yokohama Ltd.                               999,000     3,945,524
--------------------------------------------------------------------------------
                                                                   12,602,387
--------------------------------------------------------------------------------
CONSUMER FINANCE 0.7%
Credit Saison Co. Ltd.                                  109,900     1,874,084
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 5.4%
Daiwa Securities Group, Inc.                            390,000     1,730,779
Jafco Co. Ltd.                                          109,400     4,726,080
Nikko Cordial Corp.                                   1,330,000     4,480,000
Nomura Holdings, Inc.                                   221,000     2,482,644
--------------------------------------------------------------------------------
                                                                   13,419,503
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       THE JAPAN FUND, INC. | 13

Schedule of Investments
(continued)                                              AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 1.3%
Sompo Japan Insurance, Inc.                             564,000     3,291,385
--------------------------------------------------------------------------------
REAL ESTATE 2.6%
Daito Trust Construction Co. Ltd.                        86,500     1,912,105
Japan Real Estate Investment Corp.                          668     3,397,659
Office Building Fund of Japan, Inc.                         215     1,126,148
--------------------------------------------------------------------------------
                                                                    6,435,912
--------------------------------------------------------------------------------
HEALTH 5.7%
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 1.7%
Hoya Corp.                                               28,500     1,994,400
Terumo Corp.                                            162,600     2,248,330
--------------------------------------------------------------------------------
                                                                    4,242,730
--------------------------------------------------------------------------------
PHARMACEUTICALS 4.0%
Banyu Pharmaceutical Co. Ltd.                           106,700     1,000,958
Kissei Pharmaceutical Co. Ltd.                           16,000       227,705
Takeda Chemical Industries Ltd.                         132,400     5,530,139
Yamanouchi Pharmaceutical Co. Ltd.                      115,500     3,345,853
--------------------------------------------------------------------------------
                                                                   10,104,655
--------------------------------------------------------------------------------
MANUFACTURING 38.7%
--------------------------------------------------------------------------------
APPAREL 0.4%
World Co. Ltd.                                           60,500     1,161,600
--------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14  |  THE JAPAN FUND, INC.

--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
CHEMICALS 4.9%
Hitachi Chemical Co. Ltd.                               281,500     2,417,937
Nitto Denko Corp.                                       167,300     4,761,886
Shin-Etsu Chemical Co. Ltd.                             119,000     3,898,189
Tosoh Corp.                                             486,000     1,170,493
--------------------------------------------------------------------------------
                                                                   12,248,505
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 6.9%
Disco Corp.                                              91,400     3,663,697
Funai Electric Co. Ltd.                                   8,700     1,016,893
Mitsubishi Electric Corp.*                              865,000     1,995,874
Nidec Corp.                                              46,700     2,910,147
Sharp Corp.                                             157,000     1,490,013
SMC Corp.                                                47,800     4,484,143
Yaskawa Electric Corp.*                                 750,000     1,667,368
--------------------------------------------------------------------------------
                                                                   17,228,135
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 1.7%
Daikin Industries Ltd.                                  135,000     2,137,263
Nippon Sheet Glass Co. Ltd.                             591,000     1,060,067
Sumitomo Osaka Cement Co. Ltd.                          755,000       991,832
--------------------------------------------------------------------------------
                                                                    4,189,162
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 20.7%
Fanuc Ltd.                                               29,400     1,299,789
Fuji Machine Manufacturing Co. Ltd.                     208,400     1,965,541
Ishikawajima-Harima Heavy Industries Co. Ltd.           804,000       731,217
Keyence Corp.                                            35,200     6,121,095
Kyocera Corp.                                           135,100     7,861,398


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       THE JAPAN FUND, INC. | 15

Schedule of Investments
(continued)                                              AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS (CONTINUED)
Mitsubishi Heavy Industries Ltd.                        526,000     1,284,547
Murata Manufacturing Co. Ltd.                            55,800     2,185,011
Nichicon Corp.                                          145,300     1,679,974
Omron Corp.                                             171,000     2,520,000
Rohm Co. Ltd.                                            27,700     3,524,606
Taiyo Yuden Co. Ltd.                                    333,000     3,527,697
THK Co. Ltd.                                            367,600     4,045,922
Tokyo Electron Ltd.                                     240,600    10,880,185
UMC Japan*                                                2,888     1,858,048
Yokogawa Electric Corp.                                 401,000     2,488,733
--------------------------------------------------------------------------------
                                                                   51,973,763
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 2.6%
Canon, Inc.                                             174,000     6,549,727
--------------------------------------------------------------------------------
RUBBER - TIRES 0.4%
Bridgestone Corp.                                        89,000     1,101,726
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 1.1%
Hitachi Cable Ltd.                                      530,000     1,321,095
Sumitomo Electric Industries Ltd.                       216,000     1,398,770
--------------------------------------------------------------------------------
                                                                    2,719,865
--------------------------------------------------------------------------------
MEDIA 3.5%
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS 2.7%
Matsushita Electric Industrial Co. Ltd.                 570,000     5,616,000
Sony Corp.                                               27,900     1,165,339
--------------------------------------------------------------------------------
                                                                    6,781,339
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


16 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT 0.8%
Tokyo Broadcasting System, Inc.                         165,000     2,073,095
--------------------------------------------------------------------------------
METAL 2.6%
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 1.8%
Misumi Corp.                                            148,500     4,564,421
--------------------------------------------------------------------------------
DIVERSIFIED 0.8%
Mitsui Mining & Smelting Co. Ltd.                       858,000     1,979,722
--------------------------------------------------------------------------------
SERVICE INDUSTRIES 3.0%
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 1.1%
JGC Corp.                                               156,000       872,287
Nichii Gakkan Co.                                        35,370     1,828,815
--------------------------------------------------------------------------------
                                                                    2,701,102
--------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES 1.9%
Mitsubishi Corp.                                        244,000     1,489,684
Yahoo Japan Corp.*                                          259     3,227,958
--------------------------------------------------------------------------------
                                                                    4,717,642
--------------------------------------------------------------------------------
TECHNOLOGY 1.0%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 0.3%
Nippon System Development Co. Ltd.                       54,000       632,084
--------------------------------------------------------------------------------
COMPUTERS - MEMORY DEVICES 0.1%
TDK Corp.                                                 5,900       237,491
--------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       THE JAPAN FUND, INC. | 17

Schedule of Investments
(concluded)                                              AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 0.6%
Anritsu Corp.                                           407,000     1,556,025
--------------------------------------------------------------------------------
TRANSPORTATION 1.6%
--------------------------------------------------------------------------------
RAILROADS 1.0%
Tokyu Corp.                                             740,000     2,604,800
--------------------------------------------------------------------------------
TRUCKS 0.6%
Nippon Express Co. Ltd.                                 351,000     1,374,442
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $253,877,424)                            250,373,166
--------------------------------------------------------------------------------


                                                     FACE AMOUNT
--------------------------------------------------------------------------------
CASH EQUIVALENT 0.2%
--------------------------------------------------------------------------------
J.P. Morgan Chase London, Time Deposit
  1.00%, 1/2/03
  (Cost $585,315)                                    69,506,079 (JPY) 585,315
--------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $254,462,739)(a)        250,958,481
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $265,098,735. AT DECEMBER 31, 2002, NET UNREALIZED DEPRECIATION FOR ALL SECURITIES BASED ON THE TAX COST WAS $14,140,254. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF VALUE OVER TAX COST OF $18,712,506 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COST OVER VALUE OF $32,852,760.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


18  |  THE JAPAN FUND, INC.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
As of December 31, 2002
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------
Investments in securities, at value (cost $254,462,739)         $ 250,958,481
--------------------------------------------------------------------------------
Dividends receivable                                                   53,388
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                       261,627
--------------------------------------------------------------------------------
Other assets                                                            8,329
--------------------------------------------------------------------------------
Total assets                                                      251,281,825
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       3,224
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                      659,195
--------------------------------------------------------------------------------
Payable to custodian                                                  928,500
--------------------------------------------------------------------------------
Accrued management fee                                                126,130
--------------------------------------------------------------------------------
Accrued administration fee                                             48,836
--------------------------------------------------------------------------------
Accrued shareholder servicing fee                                      32,083
--------------------------------------------------------------------------------
Accrued Directors' retirement benefits                                356,984
--------------------------------------------------------------------------------
Other accrued expenses and payables                                   241,385
--------------------------------------------------------------------------------
Total liabilities                                                   2,396,337
--------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $ 248,885,488
--------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------
Net assets consist of:
Paid-in capital                                                 $ 477,846,865
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (168,367)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
  currency related transactions                                  (225,289,441)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                      (3,504,258)
--------------------------------------------------------------------------------
  Foreign currency related transactions                                   689
--------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $ 248,885,488
--------------------------------------------------------------------------------

NET ASSET VALUE
--------------------------------------------------------------------------------
CLASS S
NET ASSET VALUE, offering and redemption price per share
($248,885,488 / 40,973,488 shares of capital stock outstanding,
$.331/3 par value, 500,000,000 shares authorized) (a)           $        6.07
--------------------------------------------------------------------------------
(A) REDEMPTION PRICE PER SHARE FOR SHARES HELD LESS THAN SIX MONTHS IS EQUAL TO NET ASSET VALUE LESS A 2.00% REDEMPTION FEE.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       THE JAPAN FUND, INC. | 19

Statement of Operations
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
For the year ended December 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $355,150)           $   2,012,519
--------------------------------------------------------------------------------
Interest                                                               66,286
--------------------------------------------------------------------------------
Total income                                                        2,078,805
--------------------------------------------------------------------------------
Expenses:
Management fee                                                      2,304,350
--------------------------------------------------------------------------------
Legal                                                                 529,485
--------------------------------------------------------------------------------
Reports to shareholders                                               241,758
--------------------------------------------------------------------------------
Custodian and accounting fees (see Note D)                            375,650
--------------------------------------------------------------------------------
Transfer agent fees                                                   813,351
--------------------------------------------------------------------------------
Directors' fees and expenses                                          242,991
--------------------------------------------------------------------------------
Services to shareholders (see Note D)                                 149,469
--------------------------------------------------------------------------------
Auditing                                                              118,854
--------------------------------------------------------------------------------
Office of the President expense                                       109,987
--------------------------------------------------------------------------------
Registration fees                                                       9,278
--------------------------------------------------------------------------------
Interest expense                                                        3,982
--------------------------------------------------------------------------------
Distribution service fees                                               3,399
--------------------------------------------------------------------------------
Other                                                                  36,067
--------------------------------------------------------------------------------
Total expenses, before expense reductions                           4,938,621
--------------------------------------------------------------------------------
Expense reductions:
Services to shareholders (see Note D)                                 (66,175)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                            4,872,446
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                (2,793,641)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                      (122,130,735)
--------------------------------------------------------------------------------
Foreign currency related transactions                                 259,138
--------------------------------------------------------------------------------
                                                                 (121,871,597)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments                                                        98,574,143
--------------------------------------------------------------------------------
Foreign currency related transactions                                  (5,193)
--------------------------------------------------------------------------------
                                                                   98,568,950
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENT TRANSACTIONS                               (23,302,647)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (26,096,288)
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


20 | THE JAPAN FUND, INC.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                       2002           2001
--------------------------------------------------------------------------------
Operations:
Net investment loss                             $  (2,793,641)  $  (2,872,336)
--------------------------------------------------------------------------------
Net realized loss on
investments and foreign currency transactions    (121,871,597)    (88,607,095)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions
during the period                                  98,568,950     (83,303,248)
--------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                         (26,096,288)   (174,782,679)
--------------------------------------------------------------------------------
Fund share transactions (See Note H):
Proceeds from shares sold                         137,888,771     628,819,649
--------------------------------------------------------------------------------
Cost of shares redeemed                          (188,599,139)   (688,216,721)
--------------------------------------------------------------------------------
Redemption fees                                       325,215         558,363
--------------------------------------------------------------------------------
Net decrease in net assets from
Fund share transactions                           (50,385,153)    (58,838,709)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                            (76,481,441)   (233,621,388)
--------------------------------------------------------------------------------
Net assets at beginning of year                   325,366,929     558,988,317
--------------------------------------------------------------------------------
Net assets at end of year
(including net investment loss of
$168,367 at December 31, 2002
and $0 at December 31, 2001)                    $ 248,885,488   $ 325,366,929
--------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       THE JAPAN FUND, INC. | 21

Financial Highlights
--------------------------------------------------------------------------------

CLASS S
------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,                           2002      2001    2000    1999    1998
------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $  6.63    $ 9.98  $16.41  $ 8.33  $ 6.77
------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(a)                          (0.06)    (0.05)  (0.05)  (0.02)  (0.01)
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions                      (0.51)    (3.31)  (3.97)   9.95    1.65
------------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS  (0.57)    (3.36)  (4.02)   9.93    1.64
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                              --        --   (0.58)  (0.08)  (0.08)
------------------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                                       --        --   (1.83)  (1.77)     --
------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS                                --        --   (2.41)  (1.85)  (0.08)
------------------------------------------------------------------------------------------
Redemption Fees                                    0.01      0.01      --      --      --
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $  6.07    $ 6.63  $ 9.98  $16.41  $ 8.33
------------------------------------------------------------------------------------------
Total return (%)(b)                               (8.45)   (33.57) (27.28) 119.88   24.29
------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              249       323     558   1,089     347
------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)    1.58        --      --      --      --
------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)     1.57      1.33    1.08    1.00    1.26
------------------------------------------------------------------------------------------
Ratio of net investment loss (%)                  (0.90)    (0.65)  (0.40)  (0.20)  (0.14)
------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                         113        70      74     114      90
------------------------------------------------------------------------------------------

(A) BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(B) EFFECTIVE MARCH 16, 2001, SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL
    HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


22 | THE JAPAN FUND, INC.

Notes to Financial Statements
--------------------------------------------------------------------------------


A. ORGANIZATION

The Japan Fund, Inc. (the "Fund") is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

The Fund currently offers Class S Shares. Prior to October 7, 2002, the Fund also offered Class A, Class B and Class C Shares. On October 7, 2002, Class A, Class B and Class C Shares were fully liquidated and exchanged for Class S Shares (See Note H).

B. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund which are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt obligations purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates market value. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced in accordance with the valuation procedures for equity securities stated above. If a security price cannot be obtained from an independent, third-party pricing agent, a bid price from at least one independent broker shall be obtained.

                                                       THE JAPAN FUND, INC. | 23

--------------------------------------------------------------------------------


Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of December 31, 2002, there were no forward foreign currency contracts outstanding.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, received delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

24 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


TAXES. The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no Federal income taxes and no Federal income tax provision was required.

Under the United States-Japan Tax Treaty (the "Treaty"), as presently in effect, the government of Japan imposes a non-recoverable withholding tax of 15% on dividends and 10% on interest earned by the Fund from Japanese issuers. Under the Treaty, there is no Japanese withholding tax on realized capital gains.

At December 31, 2002, the Fund had net tax basis capital loss carryforwards of approximately $84,101,232 and $126,495,837, which may be applied against any realized net taxable capital gains of each succeeding year until their expiration dates of December 31, 2009 and December 31, 2010, respectively, or until they have been fully utilized, whichever occurs first.

In addition, from November 1, 2002 through December 31, 2002, the Fund incurred approximately $4,149,956 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 2003.

DISTRIBUTION OF INCOME AND GAINS. Net investment income will be distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its Federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net


                                                       THE JAPAN FUND, INC. | 25

--------------------------------------------------------------------------------


asset value of the Fund. During the year ended December 31, 2002, the Fund made the following reclassifications, which relate to net operating losses and realized gains on foreign currency related transactions:

--------------------------------------------------------------------------------
  Increase in accumulated net investment income  $ 2,625,274
--------------------------------------------------------------------------------
  Decrease in accumulated net realized losses       (259,138)
--------------------------------------------------------------------------------
  Decrease in paid-in capital                     (2,366,136)
--------------------------------------------------------------------------------
At December 31, 2002, the Fund's components of distributable earnings on a Federal tax basis are as follows:

--------------------------------------------------------------------------------
  Capital loss carryforwards                   $(210,597,069)
--------------------------------------------------------------------------------
  Post October losses                             (4,149,956)
--------------------------------------------------------------------------------
  Other temporary difference                         (74,787)
--------------------------------------------------------------------------------
  Unrealized depreciation on investments and
    foreign currency transactions                (14,139,565)
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, were borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bore certain expenses unique to that class, such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class expenses may have resulted in payment of different per share dividends by class. All shares of the Fund had equal rights with respect to voting subject to class-specific arrangements.

REDEMPTION FEES. Upon redemption or exchange of Class S Shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.



26 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


C. PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $349,278,879 and $405,620,911, respectively.

D. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTIES
INVESTMENT ADVISOR. Fidelity Management & Research Company ("FMR") acts as the investment advisor (the "Advisor") for the Fund pursuant to an Investment Advisory Agreement (the "Agreement") that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. Pursuant to the Agreement, FMR is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.60% of the Fund's average net assets through $200 million; 0.55% of the Fund's average net assets in excess of $200 million through $400 million; and 0.50% of the Fund's average net assets in excess of $400 million, throughout the month.

Under the terms of the Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

INVESTMENT SUB-ADVISOR. FMR has entered into sub-advisory agreements that were approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. The Following FMR affiliates assist FMR with investments:
Fidelity Investments Japan Limited ("FIJ"), Fidelity Management & Research (U.K.) Inc. ("FMR U.K."), Fidelity Management & Research ("Far East") Inc. ("FMR Far East"), Fidelity International Investment Advisors ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L") and FMR Co., Inc. ("FMRC").

FMR compensates FMRC, FMR U.K., FMR Far East and FIIA, out of the advisory fees it receives from the Fund. FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FORMER MANAGEMENT AGREEMENT. Prior to October 7, 2002, Deutsche Investment Management Americas Inc. ("DeIM") served as the advisor the Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Fund. The management fee payable under the Management

                                                       THE JAPAN FUND, INC. | 27

--------------------------------------------------------------------------------


Agreement was equal to an annual rate of 0.85% of the first $100 million of the Fund's average daily net assets, 0.75% of the next $200 million of such net assets, 0.70% of the next $300 million of such net assets and 0.65% of such net assets in excess of $600 million, computed and accrued daily and payable monthly.

Under the Management Agreement, DeIM had entered into an Investment Advisory, Management and Administration Agreement with Deutsche Asset Management (Japan) Limited, and agreed to pay a monthly fee, equal to an annual rate of 0.28% of the Fund's average daily net assets.

In addition, for the period of January 1, 2002 to October 6, 2002, DeIM and some of its subsidiaries voluntarily maintained the annualized expenses of Class A, B and C shares to no more than 1.40%, 2.17% and 2.15%, respectively, of average daily net assets.

On April 5, 2002, 100% of Zurich Scudder Investments, Inc. ("ZSI") was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of the transactions, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Fund. The DeIM Investment Management Agreement was the same in all material respects as the corresponding previous ZSI Management Agreement.

ADMINISTRATION AGREEMENT. SEI Investments Global Funds Services, formerly known as SEI Investments Mutual Funds Services ("SEI Investments"), acts as the administrator for the Fund pursuant to an Administration Agreement that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. For its services, SEI Investments is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the assets not exceeding $400 million; 0.125% of the assets exceeding $400 million but not exceeding $750 million; and 0.10% of the assets exceeding $750 million, subject to a minimum annual fee. For its services, SEI Investments received $135,479 for the period October 7, 2002 to December 31, 2002.

PRESIDENT. The Board of Directors has hired a President, effective September 1, 2002, who oversees the management, administration, marketing and distribution of the Fund. For his services, the President receives an annual salary of $150,000, a minimum annual performance-related bonus of $50,000, and reimbursement for rent

28 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


and other Fund related expenses. For the period of September 1, 2002 to December 31, 2002, the President received a salary of $50,000 and a bonus of $16,667.

OTHER SERVICE PROVIDERS. Effective October 7, 2002, Forum Shareholder Services, LLC serves as the transfer and dividend-paying agent for the Fund. Prior to October 7, 2002, Scudder Investments Service Company ("SISC"), an affiliate of DeIM, served as the transfer, dividend-paying and shareholder service agent for the Fund's Class A, B and C Shares. No amount was charged to Classes A, B and C by SISC after a waiver of $4,552, $497 and $786, respectively, for the period of January 1, 2002 to October 6, 2002. Prior to October 7, 2002, Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, served as the transfer, dividend-paying and shareholder service agent for the Class S Shares. For its services SSC received $299,436 for the period of January 1, 2002 to October 6, 2002.

Effective October 7, 2002, the Fund adopted a Shareholder Servicing Plan (the "Plan") pursuant to which SEI Investments Distribution Co. ("SIDCo") has agreed to provide shareholder services pursuant to a Shareholder Servicing Agreement (the "Agreement"). For its services, SIDCo receives a fee, which is computed daily and paid monthly, at an annual rate of up to 0.25% of the Fund's average daily net assets. SIDCo has voluntarily agreed to waive 0.10%, and such waiver may be terminated at any time at SIDCo's sole discretion. For its services, SIDCo received $89,682, net of waivers in the amount of $59,787, for the period October 7, 2002 to December 31, 2002.

Prior to October 7, 2002, the Fund had a Distribution Service Agreement with respect to the Fund's Class B and C Shares. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributor's, Inc. ("SDI"), a subsidiary of the former advisor, received a fee ("Distribution Fee") of 0.75% of the average daily net assets of Class B and C shares. Pursuant to the agreement, SDI entered into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period January 1, 2002 through October 6, 2002, the Distribution Fee was $1,312 and $2,087 for Class B and C shares, respectively.

In addition, SDI provided information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. SDI in turn had various agreements with financial services firms that provided these services and paid these fees based upon

                                                       THE JAPAN FUND, INC. | 29

--------------------------------------------------------------------------------


the assets of shareholder accounts the firms serviced. For the period January 1, 2002 through October 6, 2002, the Service Fee was $4,608, $432, and $570, net of waivers in the amount of $423, $5 and $125, for Class A, B and C shares, respectively.

SDI was the principal underwriter for Classes A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the period January 1, 2002 through October 6, 2002 aggregated $5,520.

In addition, SDI received any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There was no such charge upon redemption of any share appreciation or reinvested dividends. CDSC was based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period January 1, 2002 through October 6, 2002, the CDSC for Classes B and C aggregated $637 and $548, respectively.

DIRECTORS' FEES AND EXPENSES. The Fund pays each Director not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

SCUDDER CASH MANAGEMENT QP TRUST. Pursuant to an Exemptive Order issued by the SEC, the Fund was permitted to invest in the Scudder Cash Management QP Trust (the "QP Trust"), formerly Zurich Scudder Cash Management QP Trust, and other affiliated funds managed by the former advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust did not pay the former advisor a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the period January 1, 2002 through October 6, 2002 totaled $26,138 and are reflected as interest income on the Statement of Operations. Effective October 7, 2002, the Fund no longer invests in the QP Trust.

E. DIRECTORS' RETIREMENT BENEFITS

Under a retirement program, independent members of the Board of Directors who meet certain criteria become eligible to participate in an unfunded non-qualified, non-contributory defined benefit retirement program. Under this program monthly payments will be made for a period of 120 months by the Fund based on the

30  |  THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


individual's final year basic Director's fees and length of service. For the year ended December 31, 2002, Directors' retirement expense amounting to $74,786 is included in Directors' fees and expenses in the statement of operations. Included in the statement of assets and liabilities at December 31, 2002, is $356,984 accrued by the Fund for such benefits.

The actuarially computed net pension cost for the year ended December 31, 2002 of $74,786 consisted of service expense of $20,201, interest expense of $29,016 and amortization of prior service cost of $25,569. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 6.75%. On January 1, 2002, the projected benefit obligation for service rendered to date was $420,185. During 2002, the projected benefit obligation increased due to service cost and interest cost of $20,201 and $29,016, respectively, and decreased due to actuarial adjustments, benefits paid and actuarial losses in the amounts of $52,020, $38,930 and $51,515, respectively.

F. CONCENTRATION OF MARKET RISK

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

G. LINE OF CREDIT

The Fund and several other affiliated Funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated a the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. As of October 6, 2002, there was no outstanding balance on the Line of Credit. Effective October 7, 2002, the Line of Credit agreement was discontinued by the Fund.


                                                       THE JAPAN FUND, INC. | 31

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------


H. SHARE TRANSACTIONS

The following table summarizes share and dollar activity in the Fund:

                                      YEAR ENDED                          YEAR ENDED
                                  DECEMBER 31, 2002                   DECEMBER 31, 2001
------------------------------------------------------------------------------------------
                                 SHARES        DOLLARS             SHARES         DOLLARS
------------------------------------------------------------------------------------------
SHARES SOLD
------------------------------------------------------------------------------------------
Class AARP                           --  $          --                  --  $          --
------------------------------------------------------------------------------------------
Class S                      18,619,249    122,837,807          69,807,725    597,439,193
------------------------------------------------------------------------------------------
Class S Issuance of Shares in
Connection with Merger
from Class A, B and C Shares**  124,708        758,222                  --             --
------------------------------------------------------------------------------------------
Class A                       1,881,537     13,214,463           3,328,455     25,898,650
------------------------------------------------------------------------------------------
Class B                          51,081        356,637             155,958      1,307,096
------------------------------------------------------------------------------------------
Class C                         106,810        721,642             529,729      4,174,710
------------------------------------------------------------------------------------------
                                         $ 137,888,771                       $628,819,649
------------------------------------------------------------------------------------------

SHARES REDEEMED
------------------------------------------------------------------------------------------
Class AARP*                          --  $          --             (25,146) $    (240,058)
------------------------------------------------------------------------------------------
Class S                     (26,498,478)  (172,653,003)        (76,997,805)  (658,467,454)
------------------------------------------------------------------------------------------
Class A                      (2,130,944)   (14,275,336)         (3,081,715)   (24,337,550)
------------------------------------------------------------------------------------------
Redemption of Class A Shares
In Connection with Merger
into Class S Shares**           (45,169)      (271,859)                 --             --
------------------------------------------------------------------------------------------
Class B                         (35,645)      (229,743)           (147,982)    (1,247,069)
------------------------------------------------------------------------------------------
Redemption of Class B Shares
In Connection with Merger
into Class S Shares**           (33,765)      (201,043)                 --             --
------------------------------------------------------------------------------------------
Class C                         (97,855)      (682,835)           (493,089)    (3,924,590)
------------------------------------------------------------------------------------------
Redemption of Class C Shares
In Connection with Merger
into Class S Shares**           (47,872)      (285,320)                 --             --
------------------------------------------------------------------------------------------
                                         $(188,599,139)                     $(688,216,721)
------------------------------------------------------------------------------------------

REDEMPTION FEES
------------------------------------------------------------------------------------------
Class S                              --       $325,215                  --       $558,363
------------------------------------------------------------------------------------------
                                              $325,215                           $558,363
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
------------------------------------------------------------------------------------------
Class AARP                           --  $          --             (25,146) $    (240,058)
------------------------------------------------------------------------------------------
Class S                      (7,754,521)   (48,731,759)         (7,190,080)   (60,469,898)
------------------------------------------------------------------------------------------
Class A                        (294,576)    (1,332,732)            246,740      1,561,100
------------------------------------------------------------------------------------------
Class B                         (18,329)       (74,149)              7,976         60,027
------------------------------------------------------------------------------------------
Class C                         (38,917)      (246,513)             36,640        250,120
------------------------------------------------------------------------------------------
                                         $ (50,385,153)                     $ (58,838,709)
------------------------------------------------------------------------------------------

**ON MARCH 31, 2001, CLASS AARP SHARES WERE LIQUIDATED.
**ON OCTOBER 7, 2002, CLASS A, CLASS B AND CLASS C SHARES WERE FULLY LIQUIDATED AND
  EXCHANGED FOR CLASS S SHARES.

32  |  THE JAPAN FUND, INC.

Report of Independent Accountants
--------------------------------------------------------------------------------


To the Board of Directors and Shareholders of The Japan Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japan Fund, Inc. (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 27, 2003




                                                       THE JAPAN FUND, INC. | 33

Shareholder Voting Results (unaudited)
--------------------------------------------------------------------------------


A meeting of the Shareholders was held on August 27, 2002. The matters voted upon by the Shareholders and the resulting votes are presented below.

PROPOSAL 1.   Approval of a new Investment Advisory Agreement for the Fund with
              FMR Management & Research Company ("FMR").

                                    SHARES VOTED      % OF VOTED      % OF TOTAL
              For                     21,211,722          68.59%          43.15%
              Against                  2,062,182           6.66%           4.19%
              Abstain                  1,574,713           5.09%           3.20%
              Broker Non-Vote          6,074,062          19.64%          12.36%
              ------------------------------------------------------------------
                                      30,922,679         100.00%          62.90%
              ------------------------------------------------------------------

PROPOSAL 2.   Approval of the new Subadvisory Agreements with certain FMR affiliates, conditioned upon the approval of Proposal 1.

                                    SHARES VOTED      % OF VOTED      % OF TOTAL
              For                     21,090,380          68.20%          42.90%
              Against                  2,120,574           6.85%           4.31%
              Abstain                  1,637,663           5.29%           3.33%
              Broker Non-Vote          6,074,062          19.64%          12.35%
              ------------------------------------------------------------------
                                      30,922,679         100.00%          62.90%
              ------------------------------------------------------------------

PROPOSAL 3.   Approval of transitional Investment Management Agreement between the Fund and Deutsche Investment Management Americas Inc.
              ("DEIM"), and transitional Subadvisory Agreement between DEIM and Deutsche Asset Management (Japan) Limited.

                                    SHARES VOTED      % OF VOTED      % OF TOTAL
              For                     27,783,124          89.84%          56.51%
              Against                  1,540,684           4.98%           3.13%
              Abstain                  1,598,871           5.17%           3.25%
              ------------------------------------------------------------------
                                      30,922,679         100.00%          62.90%
              ------------------------------------------------------------------


34 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


PROPOSAL 4.   Election of Directors of the Fund

                                    SHARES VOTED      % OF VOTED      % OF TOTAL
              William L. Givens       27,889,352          90.19%          56.73%
              Shinji Fukukawa         27,862,689          90.10%          56.68%
              Thomas M. Hout          27,949,829          90.39%          56.86%
              Yasuo Kanzaki           27,872,053          90.13%          56.70%
              John F. Loughran        27,947,891          90.38%          56.85%
              Yoshihiko Miyauchi      27,892,381          90.20%          56.74%
              William V. Rapp         27,951,458          90.39%          56.86%
              Takeo Shiina            27,873,029          90.14%          56.70%

                                   SHARES VOTED       % OF VOTED
                                        WITHHELD        WITHHELD      % OF TOTAL
              William L. Givens        3,033,327           9.81%           6.17%
              Shinji Fukukawa          3,059,990           9.90%           6.22%
              Thomas M. Hout           2,972,850           9.61%           6.05%
              Yasuo Kanzaki            3,050,626           9.87%           6.21%
              John F. Loughran         2,974,788           9.62%           6.05%
              Yoshihiko Miyauchi       3,030,298           9.80%           6.16%
              William V. Rapp          2,971,221           9.61%           6.04%
              Takeo Shiina             3,049,650           9.86%           6.20%





                                                       THE JAPAN FUND, INC. | 35

Directors and Officers (unaudited)
--------------------------------------------------------------------------------


The following table presents information about each Director of the Fund as of December 31, 2002. Each Director's age is in parentheses after his name. Unless otherwise noted, the address of each Director is c/o SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The term of office for each Director is until the next meeting of stockholders called for the purpose of electing Directors and until the election and qualification of a successor, or until such Director sooner dies, resigns or is removed as provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of stockholders, each Director will hold office for an indeterminate period.

----------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
----------------------------------------------------------------------------------
                                                                NUMBER OF
NAME, AGE                                PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)            LENGTH OF     OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND         TIME SERVED   DURING PAST 5 YEARS    BY DIRECTOR
----------------------------------------------------------------------------------

WILLIAM L. GIVENS (73)
----------------------------------------------------------------------------------
Director and               1978 to       President, Twain                1
Chairman                   present       Associates

OTHER DIRECTORSHIPS HELD:  NONE
----------------------------------------------------------------------------------

SHINJI FUKUKAWA (72)
----------------------------------------------------------------------------------
Director                   2001 to       Chief Executive Officer,        1
                           present       Dentsu Institute for
                                         Human Studies
                                         (think tank)

OTHER DIRECTORSHIPS HELD:  NONE
----------------------------------------------------------------------------------

THOMAS M. HOUT (60)
----------------------------------------------------------------------------------
Director                   1998 to       Senior Advisor, Boston          1
present                                  Consulting Group

OTHER DIRECTORSHIPS HELD:  NONE
----------------------------------------------------------------------------------



36 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


                                                                NUMBER OF
NAME, AGE                                PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)            LENGTH OF     OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND         TIME SERVED   DURING PAST 5 YEARS    BY DIRECTOR
----------------------------------------------------------------------------------

YOSHIHIKO MIYAUCHI (67)
----------------------------------------------------------------------------------
Director                   1996 to       Chairman and                    1
                           present       Chief Executive
                                         Officer, ORIX
                                         Corporation

OTHER DIRECTORSHIPS HELD: ORIX AUTO LEASING CORP.; ORIX ALPHA CORPORATION; ORIX
RENTEC CORPORATION; ORIX LIFE INSURANCE CORPORATION; ORIX BASEBALL CLUB; ORIX
COMMODITIES CORPORATION; NIPPON VENTURE COMPANY LTD.; NISSEI LEASING CO.; ORIX
ASIA LTD.; ORIX TAIWAN CORP. ; THAI ORIX LEASING CORP.; ORIX INVESTMENT CORP.;
ORIX CREDIT CORPORATION; ORIX RENT-A CAR CORPORATION; ORIX REAL ESTATE
CORPORATION; ORIX HUMAN RESOURCES CORPORATION; FUJI XEROX CO. LTD; DREAM
INCUBATOR INC.; AOZORA BANK LTD.; MERCIAN CORPORATION; YASUDA AND PAMA LIMITED;
ORIX AUSTRALIA CORPORATION LIMITED; INFRASTRUCTURE LEASING & FINANCIAL SERVICES
LIMITED; ORIX LEASING PAKISTAN LIMITED; ORIX LEASING SINGAPORE LIMITED; UNITED
OVERSEAS LAND LIMITED; LANKA ORIX LEASING COMPANY LIMITED; ORIX COMMERCIAL
ALLIANCE CORPORATION; ORIX FINANCIAL SERVICES, INC.; ORIX USA CORPORATION; ORIX
CAPITAL MARKETS, LLC; ORIX HAWAII, INC.; INFRASTRUCTURE LEASING & FINANCIAL
SERVICES LIMITED; ORIX LEASING PAKISTAN LIMITED; ORIX LEASING SINGAPORE LIMITED;
UNITED OVERSEAS LAND LIMITED; LANKA ORIX LEASING COMPANY LIMITED; ORIX
COMMERCIAL ALLIANCE CORPORATION; ORIX FINANCIAL SERVICES, INC.; ORIX USA
CORPORATION; ORIX CAPITAL MARKETS, LLC; ORIX HAWAII, INC.
----------------------------------------------------------------------------------

WILLIAM V. RAPP (63)
----------------------------------------------------------------------------------
Director                   1998 to       President, WV Research          1
                           present       Associates;

                                         Research Professor and Chair,
                                         Henry J. Leir International Trade
                                         and Business School of
                                         Management, New Jersey
                                         Institute of Technology;

                                         Senior Research Fellow,
                                         Colombia University;

                                         Fulbright Professor,
                                         Ritsumeikan University;

                                         Managing Director, Rue
                                         Associates;

                                         Academic Director, Yale
                                         University

OTHER DIRECTORSHIPS HELD:  CENTER ON JAPAN ECONOMY AND BUSINESS
----------------------------------------------------------------------------------



                                                       THE JAPAN FUND, INC. | 37

Directors and Officers (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
NAME, AGE                                PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)            LENGTH OF     OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND         TIME SERVED   DURING PAST 5 YEARS    BY DIRECTOR
----------------------------------------------------------------------------------

TAKEO SHIINA (73)
----------------------------------------------------------------------------------
Director                   1998 to       Senior Advisor, IBM             1
                           present       Japan, Ltd.

OTHER DIRECTORSHIPS HELD:  HOYA CORPORATION; PROUDFOOT CONSULTING
----------------------------------------------------------------------------------

YASUO KANZAKI1 (71)
----------------------------------------------------------------------------------
Director                   2001 to       Special Advisor, Nikko          1
                           present       Salomon Smith Barney;

                                         formerly, Chairman
                                         Emeritus, The Nikko
                                         Research Center Ltd.

OTHER DIRECTORSHIPS HELD: NONE
----------------------------------------------------------------------------------

1 MR. KANZAKI IS CONSIDERED AN "INTERESTED PERSON" BECAUSE OF HIS AFFILIATION
  WITH A BROKER-DEALER.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE DIRECTORS. THE SAI IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. IF YOU WOULD LIKE TO REQUEST A COPY OF THE SAI, YOU MAY DO SO BY CALLING THE FOLLOWING TOLL-FREE NUMBER: 1-800-53-JAPAN.




38 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------


The following table presents information about each Officer of the Fund. Each Officer's age as of December 31, 2002 is in parentheses after his or her name. Unless otherwise noted, (i) each Officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Officer is c/o SEI. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other Officers hold offices in accordance with the By-Laws of the Fund.


----------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------

                                                                NUMBER OF
NAME, AGE                                PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)            LENGTH OF     OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND         TIME SERVED   DURING PAST 5 YEARS    BY DIRECTOR
----------------------------------------------------------------------------------

JOHN F. MCNAMARA (60)
----------------------------------------------------------------------------------
President                  2002 to       President and Chief             1
                           present       Executive Officer of
                                         Fidelity Management
                                         and Trust Company;

                                         Executive Vice President
                                         and Chief Operating
                                         Officer of United Asset
                                         Management

OTHER DIRECTORSHIPS HELD:  GREATER BOSTON YMCA; BRIGHAM & WOMEN'S ORTHOPEDIC
GROUP; I HAVE A DREAM FOUNDATION
----------------------------------------------------------------------------------

JOHN C. MUNCH (31)
----------------------------------------------------------------------------------
Vice President             2002 to       Vice President and              1
& Secretary                present       Assistant Secretary of
                                         SEI Investments Global
                                         Funds Services and SEI
                                         Investments Distribution Co.;

                                         Associate at Howard
                                         Rice Nemorvoski Canady
                                         Falk & Rabkin

OTHER DIRECTORSHIPS HELD:  NONE
----------------------------------------------------------------------------------



                                                       THE JAPAN FUND, INC. | 39

Directors and Officers (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
NAME, AGE                                PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)            LENGTH OF     OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND         TIME SERVED   DURING PAST 5 YEARS    BY DIRECTOR
----------------------------------------------------------------------------------

SHERRY K. VETTERLEIN (40)
----------------------------------------------------------------------------------
Vice President             2002 to       Vice President and              1
& Assistant Secretary      present       Assistant Secretary of
                                         SEI Investments Global
                                         Funds Services and SEI
                                         Investments Distribution Co.;

                                         Shareholder/Partner,
                                         Buchanan Ingersoll
                                         Professional Corporation
OTHER DIRECTORSHIPS HELD:  NONE
----------------------------------------------------------------------------------

TODD B. CIPPERMAN (36)
----------------------------------------------------------------------------------
Vice President             2002 to       Senior Vice President           1
& Assistant Secretary      present       and General Counsel of
                                         SEI Investments;

                                         Senior Vice President,
                                         General Counsel and
                                         Secretary of SEI Investments
                                         Global Funds Services
                                         and SEI Investments
                                         Distribution Co.

                                         Vice President and
                                         Assistant Secretary of
                                         SEI Investments, SEI
                                         Global Funds Services
                                         and SEI Investments
                                         Distribution Co.

OTHER DIRECTORSHIPS HELD:  NONE
----------------------------------------------------------------------------------

LYDIA A. GAVALIS (38)
----------------------------------------------------------------------------------
Vice President             2002 to       Vice President and              1
& Assistant Secretary      present       Assistant Secretary of SEI
                                         Investments Global Funds
                                         Services and SEI Investments
                                         Distribution Co.

OTHER DIRECTORSHIPS HELD:  NONE
----------------------------------------------------------------------------------



40 | THE JAPAN FUND, INC.

--------------------------------------------------------------------------------

                                                                NUMBER OF
NAME, AGE                                PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)            LENGTH OF     OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND         TIME SERVED   DURING PAST 5 YEARS    BY DIRECTOR
----------------------------------------------------------------------------------

WILLIAM E. ZITELLI, JR. (34)
----------------------------------------------------------------------------------
Vice President             2002 to       Vice President and              1
& Assistant Secretary      present       Assistant Secretary of
                                         SEI Investments Global
                                         Funds Services and SEI
                                         Investments Distribution Co.;

                                         Vice President, Merril
                                         Lynch & Co. Asset
                                         Management Group

OTHER DIRECTORSHIPS HELD:  NONE
----------------------------------------------------------------------------------

TIMOTHY D. BARTO (34)
----------------------------------------------------------------------------------
Vice President             2002 to       Vice President and              1
& Assistant Secretary      present       Assistant Secretary of
                                         SEI Investments Global
                                         Funds Services and
                                         SEI Investments
                                         Distribution Co.;

                                         Associate, Dechert
                                         (law firm)

OTHER DIRECTORSHIPS HELD:  NONE
----------------------------------------------------------------------------------

JOHN MUNERA (39)
----------------------------------------------------------------------------------
Vice President             2002 to       Compliance Officer of           1
& Assistant Secretary      present       SEI Investments Global
                                         Funds Services and SEI
                                         Investments Distribution
                                         Co.;

                                         Supervising Examiner,
                                         Federal Reserve Bank
                                         of Philadelphia

OTHER DIRECTORSHIPS HELD: NONE
----------------------------------------------------------------------------------



                                                       THE JAPAN FUND, INC. | 41

Directors and Officers (unaudited)
--------------------------------------------------------------------------------

                                                                NUMBER OF
NAME, AGE                                PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)            LENGTH OF     OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND         TIME SERVED   DURING PAST 5 YEARS    BY DIRECTOR
----------------------------------------------------------------------------------

PETER GOLDEN (38)
----------------------------------------------------------------------------------
Treasurer, Controller      2002 to       Accounting Director of          1
& Chief Financial          present       SEI Investments Global
Officer                                  Funds Services;

                                         Vice President of Funds
                                         Administration, J.P.
                                         Morgan Chase & Co.;

                                         Vice President of Pension
                                         and Mutual Fund
                                         Accounting, Chase
                                         Manhattan Bank

OTHER DIRECTORSHIPS HELD: NONE
--------------------------------------------------------------------------------




42 | THE JAPAN FUND, INC.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

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Notes
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[Background Graphic Omitted]




[Recycle Logo Omitted] Printed on recycled paper.                JPN-AR-001-0200